Stockholders' Equity	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Equity [Abstract]
Stockholders' Equity
Stockholders’ Equity

Common Stock

As of March 31, 2016 and June 30, 2015, there were 300,000,000 shares of authorized common stock, and 36,639,383 and 23,383,125 shares of common stock issued and outstanding, respectively. Except as otherwise provided by Delaware law, the holders of the Company's common stock are entitled to one vote per share on all matters to be voted upon by the stockholders.

Preferred Stock

The Company has authorized four series of preferred stock, including classes of Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, and Series D Preferred Stock. At this time, there is no Series A or Series B preferred stock outstanding. Only Series C and Series D Preferred Stock are outstanding, as described below.

Series A Convertible Redeemable Preferred Stock
Prior to September 16, 2013, the Company had authorized a class of series A preferred shares, but none of those shares were issued or outstanding. On September 16, 2013, the Company eliminated the prior class of series A preferred shares and created a new class of Series A Convertible Redeemable Preferred Stock (the “Series A Convertible Redeemable Preferred Stock”). The Company authorized the issuance of up to 100,000 shares of the Series A Convertible Redeemable Preferred Stock. The designation, powers, preferences and rights of the shares of Series A Convertible Redeemable Preferred Stock and the qualifications, limitations and restrictions thereof are summarized as follows:

•	The shares of Series A Convertible Redeemable Preferred Stock have an initial stated value of 1,000 per share (the "Stated Value").

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The shares of Series A Convertible Redeemable Preferred Stock are entitled to receive quarterly cumulative dividends at a rate equal to 7% per annum of the Stated Value whenever funds are legally available and when and as declared by the Company's board of directors. If the Company declares a dividend or the distribution of its assets, the holders of Series A Convertible Redeemable Preferred Stock shall be entitled to participate in the distribution to the same extent as if they had converted each share of Series A Convertible Redeemable Preferred Stock held into Company common stock.

•	Each share of Series A Convertible Redeemable Preferred Stock is convertible, at the option of the holders, into shares of Company common stock at a conversion price of $1.15.

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The Company may redeem any or all of the outstanding Series A Convertible Redeemable Preferred Stock at any time at the then current Stated Value, subject to a redemption premium of (i) 8% if redeemed prior to the one year anniversary of the initial issuance date; (ii) 6% if redeemed on or after the one year anniversary of the initial issuance date and prior to the two year anniversary of the initial issuance date; (iii) 4% if redeemed on or after the two year anniversary of the initial issuance date and prior to the three year anniversary of the initial issuance date; (iv) 2% if redeemed on or after the three year anniversary of the initial issuance date and prior to the 42 months anniversary of the initial issuance date; and (v) 0% if redeemed on or after the 42 months anniversary of the initial issuance date. However, no premium shall be due on the use of up to 33% of proceeds of a public offering of common shares at a price of $1.00 or more per share.

•	The Company is required to redeem the Series A Convertible Redeemable Preferred Stock on the fifth anniversary of its issuance.

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Upon a change of control of the Company, the holders of Series A Convertible Redeemable Preferred Stock shall be entitled to a change of control premium of (i) 8% if redeemed prior to the one year anniversary of the initial issuance date; (ii) 6% if redeemed on or after the one year anniversary of the initial issuance date and prior to the two year anniversary of the initial issuance date; (iii) 4% if redeemed on or after the two year anniversary of the initial issuance date and prior to the three year anniversary of the initial issuance date; (iv) 2% if redeemed on or after the three year anniversary of the initial issuance date and prior to the 42 months anniversary of the initial issuance date; and (v) 0% if redeemed on or after the 42 months anniversary of the initial issuance date.

•	The shares of Series A Convertible Redeemable Preferred Stock are senior in liquidation preference to the shares of Company common stock.

•	The shares of Series A Convertible Redeemable Preferred Stock shall have no voting rights except as required by law.

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The consent of the holders of 51% of the outstanding shares of Series A Convertible Redeemable Preferred Stock shall be necessary for the Company to: (i) create or issue any Company capital stock (or any securities convertible into any Company capital stock) having rights, preferences or privileges senior to or on parity with the Series A Convertible Redeemable Preferred Stock; or (ii) amend the Series A Convertible Redeemable Preferred Stock.

Series B Convertible Preferred Stock
On September 16, 2013, the Company created 50,000 shares of Series B Convertible Preferred Stock (the “Series B Convertible Preferred Stock”). The designation, powers, preferences and rights of the shares of Series B Convertible Preferred Stock and the qualifications, limitations and restrictions thereof are summarized as follows:

•	The shares of Series B Convertible Preferred Stock have an initial stated value of $1,000 per share.

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The shares of Series B Convertible Preferred Stock are convertible, at the option of the holders, into shares of Company common stock at a conversion price of $1.15. The shares of Series B Convertible Preferred Stock may only be converted from and after the earlier of either of: (x) the first trading day immediately following (i) the closing sale price of the Company's common stock being equal to or greater than $1.67 per share (as adjusted for stock dividends, stock splits, stock combinations and other similar transactions occurring with respect to the Company's common stock from and after the initial issuance date) for a period of five consecutive trading days following the initial issuance date and (ii) the average daily trading volume of the Company's common stock (as reported on Bloomberg) on the principal securities exchange or trading market where the Company's common stock is listed or traded during the measuring period equaling or exceeding 25,000 shares of Company's common stock per trading day (the conditions set forth in the immediately preceding clauses (i) and (ii) are referred to herein as the “Trading Price Conditions”) or (y) immediately prior to the consummation of a “fundamental transaction”, regardless of whether the Trading Price Conditions have been satisfied prior to such time. A “fundamental transaction” is defined as (i) a sale of all or substantially all of the assets of the Company, (ii) a sale of at least 90% of the shares of capital stock of the Company or (iii) a merger, consolidation or other business combination as a result of which the holders of capital stock of the Company prior to such merger, consolidation or other business combination (as the case may be) hold in the aggregate less than 50% of the Voting Stock of the surviving entity immediately following the consummation of such merger, consolidation or other business combination (as the case may be), in each case of clauses (i), (ii) and (iii), the Board has determined that the aggregate implied value of the Company's capital stock in such transaction is equal to or greater than $125,000.

•	The shares of Series B Convertible Preferred Stock are not redeemable by either the Company or the holders thereof.

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The shares of Series B Convertible Preferred Stock are on parity in dividends and liquidation preference with the shares of Company common stock, which shall be payable only if then convertible into common stock.

•	The shares of Series B Convertible Preferred Stock shall have no voting rights except as required by law.

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The consent of the holders of 51% of the outstanding shares of Series B Convertible Preferred Stock shall be necessary for the Company to alter, amend or change any of the terms of the Series B Convertible Preferred Stock.

At March 31, 2016 and June 30, 2015, there were no shares of Series A Convertible Redeemable Preferred Stock and Series B Convertible Preferred Stock outstanding.

Series C Convertible Redeemable Preferred Stock

On October 24, 2014, the Company created a new class of Series C Convertible Redeemable Preferred Stock (the “Series C Convertible Redeemable Preferred Stock”). The Company authorized the issuance of up to 100,000 shares of the Series C Convertible Redeemable Preferred Stock. The rights, preferences, privileges and restrictions of the shares of Series C Convertible Preferred Stock and the qualifications, limitations and restrictions thereof are summarized as follows:

•	The shares of Series C Convertible Redeemable Preferred Stock have a stated value of $1,000 per share.

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Each holder of a share of Series C Convertible Redeemable Preferred Stock shall be entitled to receive dividends (“Dividends”) on such share equal to twelve percent (12%) per annum (the “Dividend Rate”) of the Stated Value before any Dividends shall be declared, set apart for or paid upon any junior stock or parity stock. Dividends on a share of Series C Convertible Redeemable Preferred Stock shall accrue daily at the Dividend Rate, commence accruing on the issuance date thereof, compound annually, be computed on the basis of a 360-day year consisting of twelve 30-day months and be convertible into common stock in connection with the conversion of such share of Series C Convertible Redeemable Preferred Stock.

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Each share of Series C Convertible Redeemable Preferred Stock is convertible, at the option of the holders, on the basis of its stated value and accrued, but unpaid dividends, into shares of Company common stock at a conversion price of $4.00 per common share.

•
The Company may redeem any or all of the outstanding Series C Convertible Redeemable Preferred Stock at any time at the then current Stated Value plus accrued Dividends thereon plus a redemption premium equal to the Stated Value multiplied by 6%. However, no premium shall be due on the use of up to 33% of proceeds of a public offering of common shares at a price of $5.00 or more per share.

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The Company is required to redeem each Series C Convertible Redeemable Preferred Stock on the tenth business day immediately following the fifth anniversary of its issuance. However, the Company shall have no obligation to mandatorily redeem any shares of Series C Convertible Redeemable Preferred Stock at any time that (x) the Company does not have surplus under Section 154 of the Delaware General Corporation Law (the “DGCL”) or funds legally available to redeem all shares of Series C Convertible Redeemable Preferred Stock, (y) the Company's capital is impaired under Section 160 of the DGCL or (z) the redemption of any shares of Series C Convertible Redeemable Preferred Stock would result in an impairment of the Company's capital under Section 160 of the DGCL; provided, that if the Company is prohibited from redeeming the shares due to those limitations, the Company will redeem the Shares as soon as possible after such restrictions are no longer applicable.

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Upon a change of control of the Company, each holder of Series C Convertible Redeemable Preferred Stock shall be entitled to require the Company to redeem from such holder all of such holder's shares of Series C Convertible Redeemable Preferred Stock so long as such holder requests such redemption in writing at least one business day prior to the consummation of such change of control. The redemption amount per share equals the Stated Value thereof plus accrued Dividends plus a change of control premium equal to the stated value multiplied 6%.

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The shares of Series C Convertible Redeemable Preferred Stock are senior in liquidation preference to all shares of capital stock of the Company unless otherwise consented to by a majority of the holders of shares of Series C Convertible Redeemable Preferred Stock.

•	The shares of Series C Convertible Redeemable Preferred Stock shall have no voting rights except as required by law.

•	The consent of the holders of a majority of the shares of Series C Convertible Redeemable Preferred Stock is necessary for the Company to amend the Series C certificate of designation.

The Series C Convertible Redeemable Preferred Stock is not classified as a component of stockholders' equity in the accompanying consolidated balance sheets. Likewise, the undeclared dividends related to Series C Convertible Redeemable Preferred Stock have been recorded as an addition within the Series C Convertible Preferred Stock account in the amount of $303 and $916 for the three and nine months ended March 31, 2016, and $99 and $164 for the three and nine months ended March 31, 2015.

Series D Convertible Preferred Stock

On March 24, 2016, the Company created a new class of Series D Convertible Redeemable Preferred Stock (the “Series D Convertible Preferred Stock”). The Company authorized the issuance of up to 110 shares of the Series D Convertible Preferred Stock. The rights, preferences, privileges and restrictions of the shares of Series D Convertible Preferred Stock and the qualifications, limitations and restrictions thereof are summarized as follows:

•	The shares of Series D Convertible Preferred Stock have a stated value of $1,000 per share.

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Each share of Series D Convertible Preferred Stock is convertible, at the option of the holders, at a rate of 3,333 shares of common stock for one share of converted Series D Convertible Preferred Stock.

•	Shares of Series D Convertible Preferred Stock are not entitled to a liquidation preference.

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Conversions of the Series D Convertible Preferred Stock shall be limited such that any given conversion shall not cause the holder's aggregate beneficial ownership of the shares of common stock to exceed 9.99% of the Company’s outstanding common stock.

•	The shares of Series D Convertible Preferred Stock shall have no voting rights except as required by law.

•	The consent of the holders of a majority of the shares of Series D Convertible Preferred Stock is necessary for the Company to amend the Series D certificate of designation.

The Series D Convertible Preferred Stock is classified as a component of stockholders' equity in the accompanying consolidated balance sheets. At March 31, 2016, there were 110 shares of Series D Convertible Preferred Stock outstanding.

Securities Purchase Agreement

Pursuant to the Securities Purchase Agreement discussed in Note 9, Loans Payable, SIC III acquired a total of 10,000 Shares of Series C Convertible Redeemable Preferred Stock for $10,000. The Company also agreed to issue to SIC III warrants to purchase a total of 500,000 shares of the Company’s common stock. The Company issued warrants to purchase 50,000 shares of the Company’s common stock for every $1,000 of purchase price paid for the shares. The exercise price of the warrants was 10% above the closing price of the Company’s shares on the date prior to the issuance of the warrants. Exercise of the warrants was subject to approval of the Company’s stockholders, which occurred on January 13, 2015.

On November 25, 2014, SIC III purchased 3,000 shares of Series C Convertible Redeemable Preferred Stock for $3,000. The shares of Series C Convertible Redeemable Preferred Stock were recorded in the accompanying consolidated balance sheet at its fair value as of the date of the purchase of November 25, 2014. In addition, in accordance with the Securities Purchase Agreement, the Company also issued SIC III warrants to purchase 150,000 shares of the Company's common stock at an exercise price of $2.98, which was 10% above the closing price of the Company's shares on the date prior to issuance.

On March 16, 2015, SIC III purchased 7,000 additional shares of Series C Convertible Redeemable Preferred Stock for $7,000. The shares of Series C Convertible Redeemable Preferred Stock were recorded in the accompanying consolidated balance sheet at its fair value as of the date of the purchase of March 16, 2015. In addition, in accordance with the Securities Purchase Agreement, the Company also issued SIC III warrants to purchase 350,000 shares of the Company’s common stock at an exercise price of $1.78, which was 10% above the closing price of the Company's shares on the date prior to issuance.

In connection with the Securities Purchase Agreement, the Company recorded total stock compensation expense based on the fair value of the Series C Convertible Redeemable Preferred Stock and warrants of $2,091 during the year ended June 30, 2015.

Subscription Agreement

On December 3, 2015, the Company and SIC IV entered into a Subscription Agreement pursuant to which SIC IV subscribed for 8,750,000 shares of the Company’s common stock at a price of $0.47 per share. Accordingly, the aggregate purchase price for such shares was $4,112.

Non-controlling Interest

As discussed in Note 6, Acquisitions, on September 8, 2015, the Company acquired the assets of the DraftDay Business and its operations have been consolidated with the Company's operations as of that date. The Company has recorded non-controlling interest in its Consolidated Balance Sheets and Consolidated Statements of Operations for the portion of the DraftDay Business that the Company does not own. In the quarter ended March 31, 2016, Sportech invested an additional $93 into the DraftDay Business in exchange for shares of Series A Preferred Stock of DDGG for $1 per share.

Stockholders’ Equity

Series A Convertible Redeemable Preferred Stock
Prior to September 16, 2013, the Company had authorized a class of series A preferred shares, but none of those shares were issued or outstanding. On September 16, 2013, the Company eliminated the prior class of series A preferred shares and created a new class of Series A Convertible Redeemable Preferred Stock (the “Series A Convertible Redeemable Preferred Stock”). The Company authorized the issuance of up to 100,000 shares of the Series A Convertible Redeemable Preferred Stock. The designation, powers, preferences and rights of the shares of Series A Convertible Redeemable Preferred Stock and the qualifications, limitations and restrictions thereof are summarized as follows:

•	The shares of Series A Convertible Redeemable Preferred Stock had an initial stated value of $1,000 per share (the "Stated Value").

•
The shares of Series A Convertible Redeemable Preferred Stock were entitled to receive quarterly cumulative dividends at a rate equal to 7% per annum of the Stated Value whenever funds are legally available and when and as declared by the Company's board of directors. If the Company declared a dividend or the distribution of its assets, the holders of Series A Convertible Redeemable Preferred Stock were entitled to participate in the distribution to the same extent as if they had converted each share of Series A Convertible Redeemable Preferred Stock held into Company common stock.

•	Each share of Series A Convertible Redeemable Preferred Stock was convertible, at the option of the holders, into shares of Company common stock at a conversion price of $1.15.

•
The Company could redeem any or all of the outstanding Series A Convertible Redeemable Preferred Stock at any time at the then current Stated Value, subject to a redemption premium of (i) 8% if redeemed prior to the one year anniversary of the initial issuance date; (ii) 6% if redeemed on or after the one year anniversary of the initial issuance date and prior to the two year anniversary of the initial issuance date; (iii) 4% if redeemed on or after the two year anniversary of the initial issuance date and prior to the three year anniversary of the initial issuance date; (iv) 2% if redeemed on or after the three year anniversary of the initial issuance date and prior to the 42 months anniversary of the initial issuance date; and (v) 0% if redeemed on or after the 42 months anniversary of the initial issuance date. However, no premium was due on the use of up to 33% of proceeds of a public offering of common shares at a price of $80.00 or more per share.

•	The Company was required to redeem the Series A Convertible Redeemable Preferred Stock on the fifth anniversary of its issuance.

•
Upon a change of control of the Company, the holders of Series A Convertible Redeemable Preferred Stock were entitled to a change of control premium of (i) 8% if redeemed prior to the one year anniversary of the initial issuance date; (ii) 6% if redeemed on or after the one year anniversary of the initial issuance date and prior to the two year anniversary of the initial issuance date; (iii) 4% if redeemed on or after the two year anniversary of the initial issuance date and prior to the three year anniversary of the initial issuance date; (iv) 2% if redeemed on or after the three year anniversary of the initial issuance date and prior to the 42 months anniversary of the initial issuance date; and (v) 0% if redeemed on or after the 42 months anniversary of the initial issuance date.

•	The shares of Series A Convertible Redeemable Preferred Stock were senior in liquidation preference to the shares of Company common stock.

•	The shares of Series A Convertible Redeemable Preferred Stock had no voting rights except as required by law.

•
The consent of the holders of 51% of the outstanding shares of Series A Convertible Redeemable Preferred Stock was necessary for the Company to: (i) create or issue any Company capital stock (or any securities convertible into any Company capital stock) having rights, preferences or privileges senior to or on parity with the Series A Convertible Redeemable Preferred Stock; or (ii) amend the Series A Convertible Redeemable Preferred Stock.

•	At June 30, 2015 and 2014, there were no shares of Series A Convertible Redeemable Preferred Stock and Series B Convertible Preferred Stock outstanding.
Series B Convertible Preferred Stock
On September 16, 2013, the Company created 50,000 shares of Series B Convertible Preferred Stock (the “Series B Convertible Preferred Stock”). The designation, powers, preferences and rights of the shares of Series B Convertible Preferred Stock and the qualifications, limitations and restrictions thereof are summarized as follows:

•	The shares of Series B Convertible Preferred Stock had an initial stated value of $1,000 per share.

•
The shares of Series B Convertible Preferred Stock were convertible, at the option of the holders, into shares of Company common stock at a conversion price of $1.15. The shares of Series B Convertible Preferred Stock could only be converted from and after the earlier of either of: (x) the first trading day immediately following (i) the closing sale price of the Company's common stock being equal to or greater than $1.67 per share (as adjusted for stock dividends, stock splits, stock combinations and other similar transactions occurring with respect to the Company's common stock from and after the initial issuance date) for a period of five consecutive trading days following the initial issuance date and (ii) the average daily trading volume of the Company's common stock (as reported on Bloomberg) on the principal securities exchange or trading market where the Company's common stock is listed or traded during the measuring period equaling or exceeding 25,000 shares of Company's common stock per trading day (the conditions set forth in the immediately preceding clauses (i) and (ii) are referred to herein as the “Trading Price Conditions”) or (y) immediately prior to the consummation of a “fundamental transaction”, regardless of whether the Trading Price Conditions have been satisfied prior to such time. A “fundamental transaction” is defined as (i) a sale of all or substantially all of the assets of the Company, (ii) a sale of at least 90%of the shares of capital stock of the Company or (iii) a merger, consolidation or other business combination as a result of which the holders of capital stock of the Company prior to such merger, consolidation or other business combination (as the case may be) hold in the aggregate less than 50% of the Voting Stock of the surviving entity immediately following the consummation of such merger, consolidation or other business combination (as the case may be), in each case of clauses (i), (ii) and (iii), the Board determined that the aggregate implied value of the Company's capital stock in such transaction was equal to or greater than $125,000.

•	The shares of Series B Convertible Preferred Stock were not redeemable by either the Company or the holders thereof.

•
The shares of Series B Convertible Preferred Stock were on parity in dividends and liquidation preference with the shares of Company common stock, which were payable only if then convertible into common stock.

•	The shares of Series B Convertible Preferred Stock had no voting rights except as required by law.

•
The consent of the holders of 51% of the outstanding shares of Series B Convertible Preferred Stock was necessary for the Company to alter, amend or change any of the terms of the Series B Convertible Preferred Stock.

Series C Convertible Redeemable Preferred Stock

On October 24, 2014, the Company created a new class of Series C Convertible Redeemable Preferred Stock (the “Series C Convertible Redeemable Preferred Stock”). The Company authorized the issuance of up to 100,000 shares of the Series C Convertible Redeemable Preferred Stock. The rights, preferences, privileges and restrictions of the shares of Series C Convertible Preferred Stock and the qualifications, limitations and restrictions thereof are summarized as follows:

•	The shares of Series C Convertible Redeemable Preferred Stock have a stated value of $1,000 per share.

•
Each holder of a share of Series C Convertible Redeemable Preferred Stock shall be entitled to receive dividends (“Dividends”) on such share equal to twelve percent (12%) per annum (the “Dividend Rate”) of the Stated Value before any Dividends shall be declared, set apart for or paid upon any junior stock or parity stock. Dividends on a share of Series C Convertible Redeemable Preferred Stock shall accrue daily at the Dividend Rate, commence accruing on the issuance date thereof, compound annually, be computed on the basis of a 360-day year consisting of twelve 30-day months and be convertible into common stock in connection with the conversion of such share of Series C Convertible Redeemable Preferred Stock.

•
Each share of Series C Convertible Redeemable Preferred Stock is convertible, at the option of the holders, on the basis of its stated value and accrued, but unpaid dividends, into shares of Company common stock at a conversion price of $4.00 per common share.

•
The Company may redeem any or all of the outstanding Series C Convertible Redeemable Preferred Stock at any time at the then current Stated Value plus accrued Dividends thereon plus a redemption premium equal to the Stated Value multiplied by 6%. However, no premium shall be due on the use of up to 33% of proceeds of a public offering of common shares at a price of $5.00 or more per share.

•
The Company is required to redeem each Series C Convertible Redeemable Preferred Stock on the tenth business day immediately following the fifth anniversary of its issuance. However, the Company shall have no obligation to mandatorily redeem any shares of Series C Convertible Redeemable Preferred Stock at any time that (x) the Company does not have surplus under Section 154 of the Delaware General Corporation Law (the “DGCL”) or funds legally available to redeem all shares of Series C Convertible Redeemable Preferred Stock, (y) the Company's capital is impaired under Section 160 of the DGCL or (z) the redemption of any shares of Series C Convertible Redeemable Preferred Stock would result in an impairment of the Company's capital under Section 160 of the DGCL; provided, that if the Company is prohibited from redeeming the shares due to those limitations, the Company will redeem the Shares as soon as possible after such restrictions are no longer applicable.

•
Upon a change of control of the Company, each holder of Series C Convertible Redeemable Preferred Stock shall be entitled to require the Company to redeem from such holder all of such holder's shares of Series C Convertible Redeemable Preferred Stock so long as such holder requests such redemption in writing at least one business day prior to the consummation of such change of control. The redemption amount per share equals the Stated Value thereof plus accrued Dividends plus a change of control premium equal to the stated value multiplied 6%.

•
The shares of Series C Convertible Redeemable Preferred Stock are senior in liquidation preference to all shares of capital stock of the Company unless otherwise consented to by a majority of the holders of shares of Series C Convertible Redeemable Preferred Stock.

•	The shares of Series C Convertible Redeemable Preferred Stock shall have no voting rights except as required by law.

•	The consent of the holders of a majority of the shares of Series C Convertible Redeemable Preferred Stock is necessary for the Company to amend the Series C certificate of designation.

Securities Purchase Agreement

Pursuant to the Securities Purchase Agreement discussed in Note 7, Loans Payable, SIC III acquired a total of 10,000 Shares of Series C Convertible Redeemable Preferred Stock for $10,000 as described below. The Company also agreed to issue to SIC III warrants to purchase a total of 500,000 shares of the Company’s common stock. The Company issued warrants to purchase 50,000 shares of the Company’s common stock for every $1,000 of purchase price paid for the shares. The exercise price of the warrants was 10% above the closing price of the Company’s shares on the date prior to the issuance of the warrants. Exercise of the warrants was subject to approval of the Company’s stockholders, which occurred on January 13, 2015.

On November 25, 2014, SIC III purchased 3,000 shares of Series C Convertible Redeemable Preferred Stock for $3,000. The shares of Series C Convertible Redeemable Preferred Stock were recorded in the accompanying consolidated balance sheet at its fair value as of the date of the purchase of November 25, 2014. In addition, in accordance with the Securities Purchase Agreement, the Company also issued SIC III warrants to purchase 150,000 shares of the Company's common stock at an exercise price of $2.98, which was 10% above the closing price of the Company's shares on the date prior to issuance.

On March 16, 2015, SIC III purchased 7,000 additional shares of Series C Convertible Redeemable Preferred Stock for $7,000. The shares of Series C Convertible Redeemable Preferred Stock were recorded in the accompanying consolidated balance sheet at its fair value as of the date of the purchase of March 16, 2015. In addition, in accordance with the Securities Purchase Agreement, the Company also issued SIC III warrants to purchase 350,000 shares of the Company’s common stock at an exercise price of $1.78, which was 10% above the closing price of the Company's shares on the date prior to issuance.

In connection with the Securities Purchase Agreement, the Company recorded total stock compensation expense based on the fair value of the Series C Convertible Redeemable Preferred Stock and warrants of $2,091 during the year ended June 30, 2015.

In addition, the Series C Convertible Redeemable Preferred Stock is not classified as a component of stockholders' equity in the accompanying consolidated balance sheets. Likewise, the undeclared dividends related to Series C Convertible Redeemable Preferred Stock have been recored as an addition within the Series C Convertible Preferred Stock account in the amount of $468 for the year ended June 30, 2015.

Public Offerings of Common Stock

On April 30, 2014, the Company closed an underwritten public offering of 4,375,000 shares of its common stock at a price of $8.00 per share, resulting in approximately $31,800 of net proceeds. The offering was made pursuant to a registration statement previously filed with the Securities and Exchange Commission which became effective on April 24, 2014.

On May 28, 2015, the Company closed an underwritten public offering of 3,626,179 shares of its common stock at a price of $2.50 per share, resulting in approximately $8,442 of net proceeds. The offering was made pursuant to a registration statement previously filed with the Securities and Exchange Commission which became effective on May 12, 2015.

On June 30, 2015, the Company closed an underwritten public offering of 2,048,780 shares of its common stock at a price of $2.05 per share, resulting in approximately $3,878 of net proceeds. The offering was made pursuant to a registration statement previously filed with the Securities and Exchange Commission which became effective on May 12, 2015.